Deferred Charges and leasehold improvements (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Deferred Costs	$ 33,682	$ 34,816
Archangel, Alaska, Arctic, Antarctic and Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	$ 4,631
Eurochampion 2004, Euronike, Archangel, Alaska, Arctic, Antarctic, Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross		$ 9,556